Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Income Taxes
12. Income Taxes
For purposes of the condensed combined financial statements, income taxes have been calculated as if the Company files income tax returns on a standalone basis. The Company’s U.S. operations and certain of its
non-U.S.
operations historically have been included in the income tax returns of Lionsgate or its subsidiaries that may not be part of the Company. The Company believes the assumptions supporting its allocation and presentation of income taxes on a separate return basis are reasonable. However, the Company’s tax results, as presented in the condensed combined financial statements, may not be reflective of the results that the Company expects to generate in the future.
The income tax provision for the nine months ended December 31, 2023 and 2022 is calculated by estimating the Company’s annual effective tax rate (estimated annual tax provision divided by estimated annual income before income taxes), and then applying the effective tax rate to income (loss) before income taxes for the period, plus or minus the tax effects of items that relate discretely to the period, if any.
The Company’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Company’s
pre-tax
income (loss) generated across the various jurisdictions in which the Company operates, changes in the valuation allowance against the Company’s deferred tax assets, and certain minimum taxes and foreign withholding taxes. The Company’s income tax provision for the nine months ended December 31, 2023 was also impacted by charges for interest on uncertain tax benefits. The Company acquired all of the issued and outstanding equity interests of eOne on December 27, 2023 and is evaluating the tax impact on the preliminary purchase price allocation (see Note 2).
The Company’s income tax provision can be affected by many factors, including the overall level of pre-tax
income, the mix of
pre-tax
income generated across the various jurisdictions in which the Company operates, changes in tax laws and regulations in those jurisdictions, changes in uncertain tax positions, changes in valuation allowances on its deferred tax assets, tax planning strategies available to the Company, and other discrete items.

14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
United States	$(33.5)	$20.4	$(26.4)
International	38.9	(9.2)	8.5

	$5.4	$11.2	$(17.9)

The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2023	2022	2021

Current provision:	(Amounts in millions)
Federal	$3.1	$5.7	$3.8
States	(0.5)	3.2	8.1
International	10.0	7.2	3.5

Total current provision	12.6	16.1	15.4

Deferred provision:
Federal	0.5	0.9	1.0
States	(0.1)	0.3	0.9
International	1.3	—	—

Total deferred provision	1.7	1.2	1.9

Total provision for income taxes	$14.3	$17.3	$17.3

The Company’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Company’s
pre-tax
income (loss) generated across the various jurisdictions in which it operates, changes in the valuation allowance against deferred tax assets, and certain minimum taxes and foreign withholding taxes.

The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Income taxes computed at Federal statutory rate	$1.1	$2.4	$(3.7)
Foreign operations subject to different income tax rates	5.0	7.1	5.1
State income tax	(0.6)	3.5	9.0
Remeasurements of originating deferred tax assets and liabilities	(4.7)	(9.2)	9.9
Permanent differences	2.1	—	(1.1)
Nondeductible share-based compensation	1.8	(2.7)	1.6
Nondeductible officers compensation	9.8	5.1	7.1
Non-controlling interest in partnerships	1.8	3.7	3.3
Foreign derived intangible income	(1.4)	—	(5.9)
Other	1.7	1.5	0.5
Changes in valuation allowance	(2.3)	5.9	(8.5)

Total provision for income taxes	$14.3	$17.3	$17.3

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Deferred tax assets:
Net operating losses	$94.1	$103.0
Foreign tax credits	7.2	3.8
Accrued compensation	50.7	45.5
Operating leases- liabilities	24.4	26.5
Other assets	14.5	34.6
Reserves	8.0	10.7
Interest	21.8	—

Total deferred tax assets	220.7	224.1
Valuation allowance	(152.2)	(184.6)

Deferred tax assets, net of valuation allowance	68.5	39.5
Deferred tax liabilities:
Intangible assets	(8.0)	(7.7)
Investment in film and television programs	(3.6)	(3.5)
Unrealized gains on derivative contracts	(33.5)	(11.4)
Operating leases—assets	(21.9)	(23.9)
Other	(19.6)	(9.4)

Total deferred tax liabilities	(86.6)	(55.9)

Net deferred tax liabilities	$(18.1)	$(16.4)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards and U.S. foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.
As computed on a separate return basis, with the combined historical results of the Studio Business presented on a managed basis as discussed in Note 1, at March 31, 2023, the Company had U.S. net operating loss carryforwards (“NOLs”) of approximately $27.0 million, which would not expire, and state NOLs of approximately $53.9 million, which would expire in varying amounts beginning in
2024
. In addition, at March 31, 2023, the Company had U.S. credit carryforwards related to foreign taxes paid of approximately $7.2 million to offset future federal income taxes that would expire beginning in
2032
. However, under the managed basis of presentation of the Studio Business, the combined historical results exclude certain deductions and other items and therefore, for purposes of these combined financial statements, these items are not reflected in the calculations of NOLs of the Studio Business.
The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2023, 2022 and 2021:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2020	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2021	0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	$0.3

The Company records interest and penalties on unrecognized tax benefits as part of its income tax provision. For the years ended March 31, 2023, 2022 and 2021, the Company recognized insignificant amounts of net interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits as of March 31, 2023 that, if recognized, would benefit the Company’s tax provision are $0.4 million. The Company estimates the liability for unrecognized tax benefits will not decrease in the next twelve months.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward and make adjustments up to the amount of the NOLs. Currently, audits are occurring in various U.S. federal, state and local tax jurisdictions for tax years ended in 2018 through 2020. Lionsgate is currently under examination by the Canadian tax authority for the years ended March 31, 2018 through March 31, 2019.